NOTE 4 - CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2022
Notes
NOTE 4 - CONTINGENT LIABILITIES

NOTE 4CONTINGENT LIABILITY

On August 30, 2011, the Company received a letter from Tmura Fund, operating within the Israel Innovation Authority (formerly known as the Office of the Chief Scientist) of the Israeli Ministry of Economy) (the "IAA") according to which the Company is required to pay the IAA a sum of NIS 943 ($268) for royalties on the basis of income derived from the sale of the WLAN business to Lantiq.

On September 15, 2011, the Company replied that it disagrees with the IAA position.

As of the filing of this report, the disagreement has not been resolved. The Company is of the opinion that the demand has no merits and intends to vigorously defend its case. Despite this opinion, the Company recorded a provision in the amount of USD $128, included in other payables and accrued expenses, intended for potential legal claims against the Company for the above mentioned demand dated August 30, 2011. See Note 7.